Long-Term Debt (Narrative) (Details) - USD ($) $ in Millions												1 Months Ended	9 Months Ended	12 Months Ended
	Sep. 15, 2022	Sep. 09, 2022	Sep. 08, 2022	Sep. 01, 2022	Aug. 29, 2022	Jul. 06, 2022	May 20, 2022	Mar. 01, 2022	Jan. 28, 2022	Dec. 09, 2021	Nov. 16, 2021	May 20, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 28, 2022	Feb. 23, 2022	Jul. 28, 2021	Jun. 29, 2021	Jun. 25, 2021	May 14, 2021	Apr. 30, 2021	Mar. 31, 2021	Mar. 17, 2021	Feb. 26, 2021	Jan. 29, 2021	Mar. 20, 2020
Long-Term Debt [Line Items]
Repayments of long-term debt													$ 2,732	$ 1,290	$ 1,164	$ 1,094
Increase in annual interest rate													0.50%
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent														85.00%
Available bond credits														$ 2,112
Future debt subject to property additions to the Deed of Trust														4,367
Estimated fair value of our long-term debt including current maturities													$ 10,175	11,758	11,638
Carrying amount													$ 11,226	$ 10,032	9,229
Percentage of principal amount plus accrued and unpaid interest and make-whole premium													100.00%
Number of days after shelf registration filing obligation for filing to be effective													180 days
Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate													1.00%
Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate													0.50%
2.75% Senior Notes Due May 15, 2030 [Member]
Long-Term Debt [Line Items]
Redemption percentage														100.00%
2.70% Senior Notes Due November 15, 2051 [Member]
Long-Term Debt [Line Items]
Redemption percentage														100.00%
Term Loan Credit Agreement1 [Member]
Long-Term Debt [Line Items]
Debt principal amount									$ 400
Term Loan Credit Agreement2 [Member]
Long-Term Debt [Line Items]
Debt principal amount									600
Term Loan Credit Agreement3 [Member]
Long-Term Debt [Line Items]
Debt principal amount									185
Term Loan Credit Agreement4 [Member]
Long-Term Debt [Line Items]
Debt principal amount									115
Fixed Senior Notes Six [Member]
Long-Term Debt [Line Items]
Interest rate													4.55%
Debt principal amount									$ 400
Spread over variable rate									4.10%
Term Loan Credit Agreement Maturing July2022 Member
Long-Term Debt [Line Items]
Repayments of long-term debt		$ 550			$ 482
Aggregate principal amount					$ 650	$ 650							$ 100
Maturity date						Aug. 30, 2023
Spread over variable rate													0.60%
Term Loan Credit Agreement Maturing July2022 Member | Secured Overnight Financing Rate (SOFR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate													0.10%
7.00% Debentures Due September 1, 2022 [Member]
Long-Term Debt [Line Items]
Interest rate													7.00%
Fixed Senior Notes Due June120324.15 [Member]
Long-Term Debt [Line Items]
Interest rate													4.15%
Redemption percentage												4.15%
Spread over variable rate													4.15%
Proceeds from sale of Notes													$ 395
Senior Notes Due June120524.60 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt													$ 255
Interest rate													4.60%
Redemption percentage												4.60%
Spread over variable rate													4.60%
Proceeds from sale of Notes													$ 392
4.55% Senior Notes due September 15, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount	$ 500		$ 700
Interest rate													4.55%
Spread over variable rate	4.95%		4.55%
4.95% Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Interest rate													4.95%
Notes 2032 And Notes 2052 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt													$ 650
Redemption percentage													100.00%
Increase in annual interest rate													0.50%
Proceeds from sale of Notes													$ 1,185
Percentage of principal amount plus accrued and unpaid interest and make-whole premium													100.00%
Number of days after shelf registration filing obligation for filing to be effective													180 days
Secured Debt [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 11,245	$ 10,127
Percentage of fair value of cost of property additions certified to the Deed of Trust collateral agent													85.00%
Available bond credits													$ 2,992
Future debt subject to property additions to the Deed of Trust													3,715
Secured Debt [Member] | 0.55% Senior Notes Due October 1, 2025 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 450	$ 450	$ 450
Interest rate													0.55%	0.55%	0.55%
Maturity date													Oct. 01, 2025	Oct. 01, 2025	Oct. 01, 2025
Secured Debt [Member] | 2.75% Senior Notes Due May 15, 2030 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											$ 300		$ 700	$ 700	$ 400													$ 400
Interest rate													2.75%	2.75%	2.75%
Maturity date													May 15, 2030	May 15, 2030	May 15, 2030
Secured Debt [Member] | 2.70% Senior Notes Due November 15, 2051 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount											500		$ 500	$ 500
Interest rate													2.70%	2.70%	2.70%
Maturity date													Nov. 15, 2051	Nov. 15, 2051	Nov. 15, 2051
Secured Debt [Member] | 3.70% Senior Notes Due May 15, 2050 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 400	$ 400	$ 400
Interest rate													3.70%	3.70%	3.70%
Maturity date													May 15, 2050	May 15, 2050	May 15, 2050
Secured Debt [Member] | Senior 2030 And 2050 Notes [Member]
Long-Term Debt [Line Items]
Increase in annual interest rate														0.50%
Secured Debt [Member] | 7.00% Senior Notes Due May 1, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 494	$ 494	$ 494
Interest rate													7.00%	7.00%	7.00%
Maturity date													May 01, 2032	May 01, 2032	May 01, 2032
Secured Debt [Member] | 7.25% Senior Notes Due January 15, 2033 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 323	$ 323	$ 323
Interest rate													7.25%	7.25%	7.25%
Maturity date													Jan. 15, 2033	Jan. 15, 2033	Jan. 15, 2033
Secured Debt [Member] | 5.30% Senior Notes Due June 1, 2042 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 348	$ 348	$ 348
Interest rate													5.30%	5.30%	5.30%
Maturity date													Jun. 01, 2042	Jun. 01, 2042	Jun. 01, 2042
Secured Debt [Member] | 5.35% Senior Notes Due October 1, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 300	$ 300	$ 300
Interest rate													5.35%	5.35%	5.35%
Maturity date													Oct. 01, 2052	Oct. 01, 2052	Oct. 01, 2052
Secured Debt [Member] | 2022 Notes [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Aggregate principal amount									$ 400
Maturity date									Jun. 01, 2022
Secured Debt [Member] | Fixed Senior Notes Six [Member]
Long-Term Debt [Line Items]
Aggregate principal amount														$ 400	$ 400
Interest rate													4.10%	4.10%	4.10%
Maturity date													Jun. 01, 2022	Jun. 01, 2022	Jun. 01, 2022
Secured Debt [Member] | 7.00% Debentures Due September 1, 2022 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount														$ 482	$ 482
Interest rate													7.00%	7.00%	7.00%
Maturity date													Sep. 01, 2022	Sep. 01, 2022	Sep. 01, 2022
Secured Debt [Member] | Fixed Senior Notes Due June120324.15 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount							$ 400					$ 400	$ 400
Interest rate													4.15%	4.15%
Maturity date													Jun. 01, 2032	Jun. 01, 2032
Secured Debt [Member] | Senior Notes Due June120524.60 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount							400					$ 400	$ 400
Interest rate													4.60%	4.60%
Maturity date													Jun. 01, 2052	Jun. 01, 2052
Secured Debt [Member] | 4.55% Senior Notes due September 15, 2032 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 700
Interest rate													4.55%	4.55%
Maturity date													Sep. 15, 2032	Sep. 15, 2032
Secured Debt [Member] | 4.95% Senior Notes due September 15, 2052 [Member]
Long-Term Debt [Line Items]
Aggregate principal amount													$ 500
Interest rate													4.95%	4.95%
Maturity date													Sep. 15, 2052	Sep. 15, 2052
Secured Debt [Member] | Fixed Senior Note Eighteen [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt							$ 650
Unsecured Debt [Member]
Long-Term Debt [Line Items]
Unsecured term loan aggregate principal amount													$ 100
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt											300
Maturity date														Feb. 28, 2022
Unsecured term loan aggregate principal amount																											$ 300
Debt principal amount																										$ 140	$ 160
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.675%
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.50%
Unsecured Debt [Member] | January 2021 Term Loan Credit Agreement Maturing February 28, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														1.00%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt											450
Maturity date														May 17, 2022
Unsecured term loan aggregate principal amount																									$ 450
Debt principal amount																						$ 175	$ 105	$ 170
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.65%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.50%
Unsecured Debt [Member] | March 2021 Term Loan Credit Agreement Maturing May 17, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														1.00%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt										$ 490	$ 50
Maturity date														Aug. 15, 2022
Unsecured term loan aggregate principal amount																					$ 540
Debt principal amount																			$ 520	$ 20
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.60%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | Federal Funds Effective Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														0.50%
Unsecured Debt [Member] | June 2021 Term Loan Credit Agreement Maturing August 15, 2022 [Member] | One-Month London Interbank Offered Rate [Member]
Long-Term Debt [Line Items]
Spread over variable rate														1.00%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member]
Long-Term Debt [Line Items]
Unsecured term loan aggregate principal amount									$ 1,300
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Interest rate																	4.10%
Maturity date									Apr. 29, 2023
Unsecured term loan aggregate principal amount									$ 1,300								$ 400
Available for borrowing																	$ 300
Debt principal amount									$ 400
Irrevocable borrowing																		$ 600
Spread over variable rate									1.00%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.575%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | One-Month Secured Overnight Financing Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.10%
Unsecured Debt [Member] | January 2022 Term Loan Credit Agreement Maturing April 29, 2023 [Member] | Federal Funds Effective Rate [Member] | Subsequent Event [Member]
Long-Term Debt [Line Items]
Spread over variable rate									0.50%
Unsecured Debt [Member] | 2022 Notes [Member]
Long-Term Debt [Line Items]
Repayments of long-term debt				$ 482
Aggregate principal amount								$ 400
Redemption percentage								100.00%
Unsecured Debt [Member] | Notes 2032 [Member]
Long-Term Debt [Line Items]
Percentage of principal amount plus accrued and unpaid interest and make-whole premium													100.00%